FOIA CONFIDENTIAL TREATMENT REQUEST


June 29, 2006



Mr. Larry M. Spirgel
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: FOIA Confidential Treatment Request of Cablevision Systems Corporation and CSC Holdings, Inc.
     ---------------------------------------------------------------------------

Dear Mr. Spirgel:

In accordance with Rule 83 of the Rules of Practice of the Securities and Exchange Commission (17 C.F.R. ss. 200.83), Cablevision Systems Corporation and CSC Holdings, Inc. (collectively, the "Companies") request confidential treatment the information identified as confidential, bearing Bates-stamp numbers CVC-01 through CVC-59, in the enclosed comment response letter dated as of June 29, 2006 (see redacted version attached hereto) and Annexes 1, 2, 3 and 4 attached to that letter. Please promptly inform the undersigned of any request for the Confidential Material made pursuant to the Freedom of Information Act or otherwise so that the undersigned may substantiate the foregoing request for confidential treatment in accordance with Rule 83.

The Confidential Material constitutes privileged and confidential trade secrets or commercial or financial information and is therefore entitled to confidential treatment under Rule 80(b)(4) of the Rules of Practice of the Commission (17 C.F.R. ss. 80(b)(4)). The Confidential Material has not previously been disclosed or made available to the public.

Pursuant to Rule 83, a copy of this request (but not the Confidential Information) is also being delivered to the Securities and Exchange Commission's Office of Freedom of Information Act and Privacy Operations.

Any questions or notifications with respect to this request for confidential treatment should be directed to Victoria D. Salhus, Senior Vice President, Deputy General Counsel and Secretary, Cablevision Systems Corporation, 1111 Stewart Avenue, Bethpage, New York 11714-3581.

                                             Sincerely,


                                             /s/ Victoria D. Salhus
                                             -----------------------------------
                                             Ms. Victoria D. Salhus
                                             Senior Vice President,
                                             Deputy General Counsel and
                                             Secretary

(Enclosure)

cc (without enclosure):  Office of Freedom of Information and Privacy Act
                           Operations
                         Securities and Exchange Commission
                         Operations Center
                         6432 General Green Way
                         Alexandria, Virginia 22312-2413















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